May 3, 2019

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE:	BlackRock Emerging Markets Equity Strategies Fund

Post-Effective Amendment No. 948 to the Registration Statement on Form N-1A

(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM (the “Registrant”) hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 948 to the Registration Statement on Form N-1A of the Registrant; and

(2) the text of Post-Effective Amendment No. 948 to the Registration Statement on Form N-1A of the Registrant was filed electronically with the Securities and Exchange Commission on April 29, 2019.

Sincerely,

BlackRock FundsSM

/s/ Janey Ahn
Janey Ahn
Assistant Secretary of the Registrant